Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of detailed information about financial instruments [abstract]
Schedule of Capital Management

The main indicators used by the Group in capital management are as follows:

	(In millions of yen)
	March 31, 2025	March 31, 2026
Total shareholders’ equity	223,731	430,761
Equity capital ratio (1) (%)	5.54%	8.32%

(1)
Equity capital ratio is calculated as total shareholders’ equity divided by total liabilities and shareholders' equity.

Schedule of Capital Adequacy Ratio, Core Capital, Total Capital and Risk-Weighted Assets

The table below presents PayPay Bank Corporation's capital adequacy ratio, core capital, total capital and risk-weighted assets under Japanese GAAP.

	(In millions of yen)
	March 31, 2025	March 31, 2026
Capital adequacy ratio	16.76%	14.04%
Core capital	145,215	157,147
Total capital	132,575	144,202
Risk-weighted assets	790,957	1,026,786

Schedule of Gross Carrying Amounts of Financial Assets Measured at Amortized Cost by Due Date

The following table details the gross carrying amounts of financial assets for the businesses other than banking business subsequently measured at amortized cost (1) by due date:

As of March 31, 2025

					(In millions of yen)
		Financial assets with loss allowance measured at lifetime ECL
	Financial assets with loss allowance measured at 12-month ECL	Accounts receivables for which simplified approach is applied	Financial assets with significant increase in credit risk since initial recognition	Credit- impaired financial assets	Financial assets that are purchased or originated credit- impaired	Total
Not past due	1,479,394	1,914	—	—	—	1,481,308
Within 30 days	66,830	28	2,781	948	95	70,682
Within 31 to 90 days	—	3	4,486	3,250	1,383	9,122
Over 90 days	—	494	—	36,389	10,103	46,986
Total	1,546,224	2,439	7,267	40,587	11,581	1,608,098

As of March 31, 2026

					(In millions of yen)
		Financial assets with loss allowance measured at lifetime ECL
	Financial assets with loss allowance measured at 12-month ECL	Accounts receivables for which simplified approach is applied	Financial assets with significant increase in credit risk since initial recognition	Credit- impaired financial assets	Financial assets that are purchased or originated credit- impaired	Total
Not past due	1,522,485	2,789	—	—	—	1,525,274
Within 30 days	86,713	74	3,128	1,159	82	91,156
Within 31 to 90 days	—	28	5,944	3,519	1,673	11,164
Over 90 days	—	378	—	37,277	13,210	50,865
Total	1,609,198	3,269	9,072	41,955	14,965	1,678,459

(1)
These assets include cash and cash equivalents, guarantee deposits, accounts receivable, loans and advances to customers, securities and other financial assets on the Group’s Consolidated Statements of Financial Position. All of the loss allowance for the financial assets other than credit card receivables and settlement receivables in the tables are measured at 12-month ECL as of March 31, 2025 and 2026. In addition, all of those financial assets except for credit card receivables and settlement receivables were not past due as of March 31, 2025 and 2026.

Schedule of Financial Assets Segregated into Credit Qualities Based on Internal Risk Assessments

For the banking business, financial assets are segregated into following credit qualities based on internal risk assessments by debtors.

Classification of debtors	Basis of classification
Performing	Account not classified as either
Credit Watch	Account designated for elevated attention
At Risk or Default	Account where there is an increased likelihood that default may exist based on qualitative and quantitative factors

As of March 31, 2025

			(In millions of yen)
		Financial assets with loss allowance measured at lifetime ECL
	Financial assets with loss allowance measured at 12-month ECL	Financial assets with significant increase in credit risk since initial recognition	Credit- impaired financial assets	Total
Performing	2,143,066	—	—	2,143,066
Credit Watch	—	1,849	—	1,849
At Risk or Default	—	—	1,680	1,680
Total	2,143,066	1,849	1,680	2,146,595

As of March 31, 2026

			(In millions of yen)
		Financial assets with loss allowance measured at lifetime ECL
	Financial assets with loss allowance measured at 12-month ECL	Financial assets with significant increase in credit risk since initial recognition	Credit- impaired financial assets	Total
Performing	3,065,985	—	—	3,065,985
Credit Watch	—	2,279	—	2,279
At Risk or Default	—	—	3,023	3,023
Total	3,065,985	2,279	3,023	3,071,287

Schedule of Movements in Loss Allowances for Financial Assets

The movements in loss allowances for the financial assets are as follows:

For the year ended March 31, 2025

				(In millions of yen)
		Financial assets with loss allowance measured at lifetime ECL
	Financial assets with loss allowance measured at 12-month ECL	Accounts receivables for which simplified approach is applied	Financial assets with significant increase in credit risk since initial recognition	Credit-impaired financial assets	Total
Balance as of April 1, 2024	8,822	589	1,308	22,190	32,909
Provision for loss allowance, net of reversal	3,851	(84)	81	—	3,848
Write-offs	(1,621)	(1)	(709)	(13,622)	(15,953)
Transfer between stages	(205)	—	(647)	852	—
Changes in risk variables	(142)	—	1,539	23,661	25,058
Other	(45)	—	—	29	(16)
Balance as of March 31, 2025	10,660	504	1,572	33,110	45,846

For the year ended March 31, 2026

				(In millions of yen)
		Financial assets with loss allowance measured at lifetime ECL
	Financial assets with loss allowance measured at 12-month ECL	Accounts receivables for which simplified approach is applied	Financial assets with significant increase in credit risk since initial recognition	Credit-impaired financial assets	Total
Balance as of April 1, 2025	10,660	504	1,572	33,110	45,846
Provision for loss allowance, net of reversal	4,838	(69)	27	2	4,798
Write-offs	(1,679)	(12)	(696)	(12,661)	(15,048)
Transfer between stages	(126)	—	(782)	908	—
Changes in risk variables	(448)	—	1,864	22,006	23,422
Derecognition of receivables upon sale	—	—	—	(10,598)	(10,598)
Other	6	—	—	(47)	(41)
Balance as of March 31, 2026	13,251	423	1,985	32,720	48,379

Schedule of Balance of Financial Liabilities by Repayment Date

The following table details the balance of financial liabilities by repayment date. The contractual cash flow amount below reflects cash flow presented on an undiscounted cash flow basis, including interest expense.

As of March 31, 2025

							(In millions of yen)
	Book value	Contractual cash flow	Within 1 year	Within 1-2 years	Within 2-3 years	Within 3-4 years	Within 4-5 years	More than 5 years
Non-derivative financial liabilities
Deposits	2,385,939	2,386,132	2,371,106	3,531	4,065	695	1,761	4,974
Accounts payable	949,397	949,397	949,396	1	—	—	—	—
Borrowings	399,578	401,819	202,992	59,136	37,083	91,446	11,012	150
Other financial liabilities	33,021	33,021	33,017	4	—	—	—	—
Lease liabilities	12,097	12,661	2,933	2,373	2,288	2,247	1,805	1,015
Derivative financial liabilities
Other financial liabilities	1,186	1,186	1,186	—	—	—	—	—
Total liabilities	3,781,218	3,784,216	3,560,630	65,045	43,436	94,388	14,578	6,139

Off-balance sheet item
Undrawn loan commitments	—	9,954,633	9,954,633	—	—	—	—	—

As of March 31, 2026

							(In millions of yen)
	Book value	Contractual cash flow	Within 1 year	Within 1-2 years	Within 2-3 years	Within 3-4 years	Within 4-5 years	More than 5 years
Non-derivative financial liabilities
Deposits	2,952,495	2,952,536	2,935,149	5,118	4,540	1,204	2,222	4,303
Accounts payable	1,122,338	1,122,338	1,122,338	—	—	—	—	—
Borrowings	564,956	566,243	392,273	67,883	92,747	11,813	1,376	151
Other financial liabilities	46,748	46,748	46,430	106	106	106	—	—
Lease liabilities	9,549	9,924	2,475	2,353	2,257	1,823	770	246
Derivative financial liabilities
Other financial liabilities	1,368	1,368	1,368	—	—	—	—	—
Total liabilities	4,697,454	4,699,157	4,500,033	75,460	99,650	14,946	4,368	4,700

Off-balance sheet item
Undrawn loan commitments	—	10,622,322	10,622,322	—	—	—	—	—

Schedule of Remaining Lines of Credit Available

The Group has lines of credit with financial institutions for borrowing arrangements and liquidation arrangements of credit card receivables. The remaining lines of credit available are as follows:

	(In millions of yen)
	March 31, 2025	March 31, 2026
Committed lines of credit
Total	3,673	5,124
Used	—	—
Remaining	3,673	5,124

Uncommitted lines of credit
Total	910,200	1,024,200
Used	(109,900)	(205,600)
Remaining	800,300	818,600

Total remaining lines of credit available	803,973	823,724

Schedule of Impact on Profit or Loss Before Tax and Shareholders's Equity from Net Financial Assets of Interest Rate Fluctuations

The table below presents the impact of a 1% increase in market interest rates, which would reduce profit or loss before tax and shareholders’ equity. A corresponding 1% decrease in market interest rates would result in an equal and opposite impact.

	(In millions of yen)
	For the year ended
	March 31, 2025	March 31, 2026
Impact on profit or loss before tax	18,085	23,111
Impact on shareholders' equity	12,500	15,947

The fluctuation is based on the assumption that risk variables other than interest rates remain constant, and does not take into account the correlation between interest rates and other risk variables. In general, an increase in market interest rates results in a decrease in the fair value of debt instruments, while a decrease in market interest rates results in an increase in their fair value. The following table presents the sensitivity of the fair value to the fluctuation of interest by 100 basis points.

	(In millions of yen)
	As the date of
	March 31, 2025	March 31, 2026
Change of fair value	9,225	11,155

Summary of Financial Instruments Measured at Fair Value on A Recurring Basis	The following table presents financial instruments measured at fair value on a recurring basis by level within the fair value hierarchy.

As of March 31, 2025

			(In millions of yen)
	Fair value
	Level 1	Level 2	Level 3	Total
Securities
Financial assets measured at FVTPL
Debt instruments
Exchange traded funds	132,509	—	—	132,509
Equity instruments
Equity securities	184	—	—	184
Financial assets measured at FVTOCI
Debt instruments
Japanese government bonds and municipal bonds	4,639	6,786	—	11,425
Corporate and other debt securities	—	87,492	8,200	95,692
Asset backed securities	—	—	279,442	279,442
Other financial assets
Financial assets measured at FVTPL
Derivative assets	228	2,006	—	2,234
Total	137,560	96,284	287,642	521,486

Other financial liabilities
Financial liabilities measured at FVTPL
Derivative liabilities	102	1,084	—	1,186
Total	102	1,084	—	1,186

As of March 31, 2026

			(In millions of yen)
	Fair value
	Level 1	Level 2	Level 3	Total
Securities
Financial assets measured at FVTPL
Debt instruments
Exchange traded funds	202,879	—	—	202,879
Equity instruments
Equity securities	306	24	964	1,294
Financial assets measured at FVTOCI
Debt instruments
Japanese government bonds and municipal bonds	55,949	2,725	—	58,674
Corporate and other debt securities	3,118	77,736	6,732	87,586
Asset backed securities	—	—	335,214	335,214
Other financial assets
Financial assets measured at FVTPL
Derivative assets	203	2,107	—	2,310
Total	262,455	82,592	342,910	687,957

Other financial liabilities
Financial liabilities measured at FVTPL
Derivative liabilities	100	1,268	—	1,368
Total	100	1,268	—	1,368

Schedule of Fair Value and Carrying Amount of Financial Assets and Financial Liabilities	The following table compares the fair value and carrying amount of the financial assets and financial liabilities. These are not measured at fair values in the Group’s Consolidated Statements of Financial Position, but for which fair values are disclosed. Certain financial instruments with short-term maturities are not included as their carrying amounts approximate their fair value.

As of March 31, 2025

				(In millions of yen)
	Book value	Fair value
		Level 1	Level 2	Level 3	Total
Financial assets measured at amortized cost
Loan and advances
Mortgage loans	664,594	—	—	673,236	673,236
Overdraft	261,943	—	—	327,971	327,971
Other	383	—	—	383	383
Securities
Debt instruments
Japanese government bonds and municipal bonds	353,590	126,188	220,256	—	346,444
Corporate and other debt securities	200,015	—	195,886	—	195,886
Asset backed securities	2,891	—	—	2,866	2,866
Total	1,483,416	126,188	416,142	1,004,456	1,546,786
Financial liabilities measured at amortized cost
Deposits
Demand deposits	1,688,643	—	1,688,643	—	1,688,643
Time deposits	152,393	—	152,222	—	152,222
Borrowings
Loan payables	315,578	—	99,354	210,907	310,261
Total	2,156,614	—	1,940,219	210,907	2,151,126

As of March 31, 2026

				(In millions of yen)
		Fair value
	Book value	Level 1	Level 2	Level 3	Total
Financial assets measured at amortized cost
Loan and advances
Mortgage loans	909,483	—	—	908,513	908,513
Overdraft	312,255	—	—	337,479	337,479
Other	16,879	—	—	16,841	16,841
Securities
Debt instruments
Japanese government bonds and municipal bonds	720,182	264,985	439,089	—	704,074
Corporate and other debt securities	328,535	—	319,545	—	319,545
Asset backed securities	2,471	—	—	2,480	2,480
Total	2,289,805	264,985	758,634	1,265,313	2,288,932
Financial liabilities measured at amortized cost
Deposits
Demand deposits	2,090,486	—	2,090,486	—	2,090,486
Time deposits	178,594	—	178,319	—	178,319
Borrowings
Loan payables	491,956	—	208,150	278,056	486,206
Total	2,761,036	—	2,476,955	278,056	2,755,011

Schedule of Changes in Financial Instruments Categorized as Level 3

The changes in financial instruments categorized as Level 3 are as follows:

For the year ended March 31, 2025

		(in millions of yen)
	Financial assets measured at FVTOCI
	Asset backed securities	Corporate and other debt securities	Total
Fair value as of April 1, 2024	204,271	9,663	213,934
Purchases	138,261	—	138,261
Total gains (losses) for the year:
Included in other comprehensive income (loss)	(1,964)	(63)	(2,027)
Sales and settlements	(61,126)	(1,400)	(62,526)
Fair value as of March 31, 2025	279,442	8,200	287,642

For the year ended March 31, 2026

			(in millions of yen)
	Financial assets measured at FVTPL	Financial assets measured at FVTOCI
	Equity Securities	Asset backed securities	Corporate and other debt securities	Total
Fair value as of April 1, 2025	-	279,442	8,200	287,642
Purchases	964	135,968	-	136,932
Total gains (losses) for the year:
Included in other comprehensive income (loss)	-	(192)	(68)	(260)
Sales and settlements	-	(80,004)	(1,400)	(81,404)
Fair value as of March 31, 2026	964	335,214	6,732	342,910

Valuation Techniques Used to Measure Fair Value of Major Assets Classified as Level 3 Significant Unobservable Inputs

The valuation techniques used to measure the fair value of major assets classified as Level 3 and significant unobservable inputs are as follows:

Financial assets	Valuation technique	Significant unobservable inputs
Asset backed securities	Discounted cash flows	Discount margin/spreads Constant prepayment rate Constant default rate
Equity securities	Discounted cash flows	Real estate risk premium
Loan and advances Debt instruments	Discounted cash flows	Credit spread

Schedule of Carrying Amount of Assets Pledged as Collateral

The carrying amounts of assets pledged as collateral are as follows:

	(In millions of yen)
	March 31, 2025	March 31, 2026
Guarantee deposits (1)	2,133	1,980
Loans and advances to customers (2)	30,982	30,999
Securities (1)(3)	249,056	605,904
Other (1)	3,713	5,162
Total	285,884	644,045

(1)
Financial institutions have the right to dispose of the assets pledged as collateral and apply the proceeds to satisfy the outstanding debt or offset the amount due in the event of a default.
(2)
The Group does not derecognize credit card receivables that are transferred to securitization trusts. The amounts of borrowings from securitization backed by pledged loans and advances to customers was 55,000 million yen as of March 31, 2025 and 2026. The transfers of credit card receivables that do not meet the requirements for derecognition are shown in (ii) Transfers of receivables arising from the credit card business above.
(3)
PayPay Bank Corporation pledges securities as collateral with the Bank of Japan and the Japanese Banks' Payment Clearing Network for funding and for settlement purposes.

Schedule of Offsetting Financial Assets and Financial Liabilities

The offsetting information regarding financial assets and financial liabilities is as follows:

As of March 31, 2025

			(In millions of yen)
	Gross amounts of recognized financial assets and financial liabilities	Amounts offset in Consolidated Statements of Financial Position	Net amounts presented in Consolidated Statements of Financial Position	Net amounts
Financial assets
Accounts receivable
Settlement receivables	54,611	(21,904)	32,707	32,707
Other receivables	15,396	(15,396)	—	—
Loans and advances to customers
Credit card receivables	1	(1)	—	—
Other financial assets
Receivables from third party operators of deposit machines	21,418	(16,075)	5,343	5,343
Financial liabilities
Accounts payable
Settlement payables	934,212	(36,473)	897,739	897,739
Credit card payables	27,742	(373)	27,369	27,369
Other payables	545	(1)	544	544
Other financial liabilities
Accrued expenses	454	(454)	—	—
Suspense receipts	19,496	(16,075)	3,421	3,421

As of March 31, 2026

			(In millions of yen)
	Gross amounts of recognized financial assets and financial liabilities	Amounts offset in Consolidated Statements of Financial Position	Net amounts presented in Consolidated Statements of Financial Position	Net amounts
Financial assets
Accounts receivable
Settlement receivables	55,361	(25,674)	29,687	29,687
Other receivables	18,676	(18,676)	—	—
Loans and advances to customers
Credit card receivables	1	(1)	—	—
Other financial assets
Receivables from third party operators of deposit machines	22,201	(17,547)	4,654	4,654
Financial liabilities
Accounts payable
Settlement payables	1,108,070	(43,533)	1,064,537	1,064,537
Credit card payables	30,684	(404)	30,280	30,280
Other payables	589	(2)	587	587
Other financial liabilities
Accrued expenses	412	(412)	—	—
Suspense receipts	20,681	(17,547)	3,134	3,134